16. Borrowings and financing (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
23th issue debentures - Series 1
Disclosure of detailed information about borrowings [line items]
Amount	R$ 491,755
Maturity	May/2024
Remuneration	CDI + 0.63 p.a.
23th issue debentures - Series 2
Disclosure of detailed information about borrowings [line items]
Amount	R$ 375,000
Maturity	May/2027
Remuneration	CDI + 0.49 p.a.
24th issue debentures - Series 1
Disclosure of detailed information about borrowings [line items]
Amount	R$ 100,000
Maturity	July/2026
Remuneration	IPCA+ 3.20 p.a.
24th issue debentures - Series 2
Disclosure of detailed information about borrowings [line items]
Amount	R$ 300,000
Maturity	July/2029
Remuneration	IPCA+ 3.37 p.a.